Subsequent Events (Details Narrative)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2022 USD ($) ft²	Jan. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Restricted cash			$ 0	$ 0	$ 0	$ 0	$ 6,338,306	$ 0
Rent due on annual basis			$ 309,000	283,000	$ 621,000	552,000	1,147,000	564,000
Sanford [Member]
Subsequent Event [Line Items]
Rent due on annual basis				$ 15,000		$ 78,000	$ 108,000	$ 152,000
Subsequent Events [Member] | Third Amendment to Amended and Restated Lease Agreement [Member] | Sanford [Member] | Storage, Laboratory and Office Space [Member]
Subsequent Event [Line Items]
Area of property leased | ft²	4,035
Rent due per square foot	$ 25.27
Rent due on annual basis	841,061
Rent due on monthly basis	$ 70,088
Forward Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Repurchase of common stock shares | shares							546,658
Payment for repurchase common stock							$ 5,500,000
Restricted cash							6,300,000
Restricted cash remaining							$ 800,000
Forward Share Purchase Agreement [Member] | Subsequent Events [Member]
Subsequent Event [Line Items]
Repurchase of common stock shares | shares		546,658
Payment for repurchase common stock		$ 5,500,000
Forward purchase liability		$ 0